T. ROWE PRICE International Stock Portfolio
March 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.3%
Common Stocks 0.3%
MercadoLibre (USD) (1) 560 738
Total Argentina (Cost
$509
)
738
BRAZIL 1.4%
Common Stocks 1.4%
Localiza Rent a Car  77,300 812
Localiza Rent a Car, Rights,
5/26/23 (1) 334 1
Raia Drogasil  201,700 971
Suzano  133,810 1,100
XP, Class A (USD) (1) 50,872 604
Total Brazil (Cost
$3,854
)
3,488
CANADA 8.0%
Common Stocks 8.0%
Canadian National Railway (USD)  10,300 1,215
Canadian Pacific Railway (USD) (2) 41,400 3,186
Constellation Software  1,326 2,493
Definity Financial  25,133 656
Descartes Systems Group (USD) (1) 10,300 830
National Bank of Canada (2) 29,400 2,103
Shopify, Class A (USD) (1) 32,630 1,564
Suncor Energy  89,000 2,763
TELUS International CDA (1) 41,287 834
TMX Group  37,497 3,787
Total Canada (Cost
$19,339
)
19,431
CAYMAN ISLANDS 0.4%
Convertible Preferred
Stocks 0.4%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(3)(4) 5,545 928
Total Cayman Islands (Cost
$273
)
928
CHINA 6.8%
Common Stocks 3.9%
58.com (USD) (1)(4) 65,164 —
Alibaba Group Holding, ADR
(USD) (1) 35,661 3,644
JD Health International (HKD) (1) 167,000 1,238
Silergy (TWD)  50,000 794
Tencent Holdings (HKD)  44,500 2,175
Yum China Holdings (USD)  23,600 1,496
9,347
Common Stocks - China A
Shares 2.9%
Inner Mongolia Yili Industrial Group,
A Shares (CNH)  399,200 1,687
Shares $ Value
(Cost and value in $000s)
Kweichow Moutai, A Shares (CNH)  5,870 1,549
NARI Technology, A Shares (CNH)  421,580 1,661
Shandong Pharmaceutical Glass, A
Shares (CNH)  202,700 774
Shenzhen Inovance Technology, A
Shares (CNH)  146,300 1,498
7,169
Total China (Cost
$12,655
)
16,516
DENMARK 1.7%
Common Stocks 1.7%
Genmab (1) 3,312 1,252
Novo Nordisk, ADR (USD)  17,900 2,849
Total Denmark (Cost
$3,542
)
4,101
FRANCE 8.3%
Common Stocks 8.3%
Capgemini  13,674 2,541
Dassault Aviation  16,776 3,319
EssilorLuxottica  10,210 1,841
Eurofins Scientific  18,217 1,220
Kering  4,104 2,678
LVMH Moet Hennessy Louis Vuitton  1,483 1,361
Safran  15,972 2,364
Teleperformance  8,282 2,001
Thales  17,971 2,657
Total France (Cost
$14,355
)
19,982
GERMANY 5.6%
Common Stocks 4.6%
Bayer  18,600 1,188
Daimler Truck Holding (1) 30,465 1,028
Deutsche Boerse  7,915 1,541
Deutsche Telekom  168,466 4,082
Evotec (1) 83,278 1,759
Infineon Technologies  23,824 979
Puma  9,693 601
11,178
Preferred Stocks 1.0%
Dr. Ing. h.c. F. Porsche (1) 8,014 1,029
Sartorius  3,344 1,409
2,438
Total Germany (Cost
$10,989
)
13,616
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  402,000 4,216
Hong Kong Exchanges & Clearing  21,200 940
Total Hong Kong (Cost
$1,657
)
5,156

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  9,047 258
Total Hungary (Cost
$240
)
258
INDIA 5.3%
Common Stocks 5.3%
Axis Bank  282,835 2,958
HDFC Life Insurance  185,583 1,133
Housing Development Finance  105,284 3,369
Larsen & Toubro  68,591 1,811
NTPC  1,614,071 3,456
Total India (Cost
$7,688
)
12,727
INDONESIA 1.4%
Common Stocks 1.4%
Bank Central Asia  3,964,100 2,319
Sarana Menara Nusantara  15,598,400 965
Total Indonesia (Cost
$1,098
)
3,284
IRELAND 0.6%
Common Stocks 0.6%
Kerry Group, Class A  13,793 1,377
Total Ireland (Cost
$1,278
)
1,377
ITALY 2.1%
Common Stocks 2.1%
Amplifon  31,802 1,102
Banca Mediolanum  172,721 1,564
DiaSorin  12,353 1,302
Ermenegildo Zegna (USD)  75,239 1,026
Total Italy (Cost
$4,477
)
4,994
JAPAN 14.3%
Common Stocks 14.3%
Chugai Pharmaceutical  82,900 2,047
Daiichi Sankyo  57,400 2,094
Daikin Industries  7,900 1,417
Disco  12,300 1,431
Hikari Tsushin  6,100 857
Keyence  5,300 2,598
Mitsui Fudosan  24,700 464
Murata Manufacturing  33,100 2,017
Nextage  27,700 579
Nippon Telegraph & Telephone  101,000 3,018
Olympus  87,200 1,532
Otsuka Holdings  47,400 1,505
Outsourcing  103,800 1,024
Pan Pacific International Holdings  37,000 716
Persol Holdings  67,200 1,353
Recruit Holdings  24,300 668
Shares $ Value
(Cost and value in $000s)
Seven & i Holdings  66,500 3,004
Shimadzu  41,900 1,315
SMC  1,000 530
Sony Group  21,700 1,977
Stanley Electric  49,400 1,098
Suzuki Motor  41,900 1,526
Z Holdings  673,400 1,909
Total Japan (Cost
$29,699
)
34,679
NETHERLANDS 7.2%
Common Stocks 7.2%
Adyen (1) 627 999
Akzo Nobel  41,769 3,267
ASML Holding  8,724 5,945
Koninklijke Philips  65,843 1,209
Prosus  75,661 5,925
Total Netherlands (Cost
$12,136
)
17,345
PHILIPPINES 0.4%
Common Stocks 0.4%
SM Investments  63,955 1,050
Total Philippines (Cost
$1,021
)
1,050
PORTUGAL 1.2%
Common Stocks 1.2%
Galp Energia  114,191 1,292
Jeronimo Martins  64,403 1,512
Total Portugal (Cost
$2,130
)
2,804
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)
(4) 7,243 —
Total Russia (Cost
$434
)
—
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 18,600 1,610
Total Singapore (Cost
$1,071
)
1,610
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  9,685 919
Total South Africa (Cost
$573
)
919
SOUTH KOREA 2.5%
Common Stocks 2.5%
LG Household & Health Care  462 213
NAVER  9,930 1,556

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Samsung Electronics  85,112 4,209
Total South Korea (Cost
$3,557
)
5,978
SPAIN 1.8%
Common Stocks 1.8%
Amadeus IT Group, Class A (1) 40,209 2,697
Fluidra  89,418 1,576
Total Spain (Cost
$4,600
)
4,273
SWEDEN 2.3%
Common Stocks 2.3%
Assa Abloy, Class B  71,446 1,711
Essity, Class B (2) 80,487 2,299
Olink Holding, ADR (USD) (1)(2) 24,704 557
Swedbank, Class A (2) 57,209 941
Total Sweden (Cost
$4,488
)
5,508
SWITZERLAND 8.6%
Common Stocks 8.6%
Alcon  48,029 3,409
Barry Callebaut  919 1,947
Julius Baer Group  43,839 2,995
Lonza Group  3,467 2,087
Nestle  38,473 4,691
Partners Group Holding  3,405 3,207
Roche Holding  9,025 2,579
Total Switzerland (Cost
$15,487
)
20,915
TAIWAN 3.5%
Common Stocks 3.5%
Taiwan Semiconductor
Manufacturing  482,000 8,447
Total Taiwan (Cost
$1,290
)
8,447
THAILAND 0.6%
Common Stocks 0.6%
Bumrungrad Hospital  36,900 244
CP ALL  737,800 1,338
Total Thailand (Cost
$1,071
)
1,582
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Network International Holdings
(GBP) (1) 94,844 289
Total United Arab Emirates (Cost
$349
)
289
UNITED KINGDOM 6.1%
Common Stocks 6.1%
Ashtead Group  31,592 1,940
Shares $ Value
(Cost and value in $000s)
AstraZeneca, ADR (USD)  31,111 2,159
Bridgepoint Group  240,976 661
London Stock Exchange Group  34,434 3,345
Rightmove  134,976 939
Smith & Nephew  131,800 1,832
Unilever (EUR)  73,403 3,800
14,676
Convertible Preferred
Stocks 0.0%
Yulife Holdings, Acquisition Date:
10/11/22, Cost $103 (1)(3)(4) 5,222 115
115
Total United Kingdom (Cost
$12,544
)
14,791
UNITED STATES 3.3%
Common Stocks 3.3%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(3)(4) 276 152
Linde (EUR)  12,503 4,395
Mastercard, Class A  4,621 1,679
Waste Connections  11,845 1,647
7,873
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(3)(4) 16 9
9
Total United States (Cost
$4,645
)
7,882
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve
Fund, 4.82% (5)(6) 5,700,918 5,701
Total Short-Term Investments
(Cost $5,701) 5,701

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve
Fund, 4.82% (5)(6) 7,032,422 7,032
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 7,032
Total Securities Lending Collateral
(Cost $7,032) 7,032
Total Investments in
Securities 102.4%
(Cost $189,782) $ 247,401
Other Assets Less Liabilities
(2.4)% (5,753)
Net Assets 100.0% $ 241,648
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,204 and represents 0.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs Julius Baer Group, 4/21/23 @ 64.00 (CHF) 18 112 (1)
Goldman Sachs Julius Baer Group, 4/21/23 @ 65.00 (CHF) 36 225 (2)
Goldman Sachs Julius Baer Group, 5/19/23 @ 65.00 (CHF) 18 112 (1)
JPMorgan Chase Thales, 4/21/23 @ 140.00 (EUR) 18 245 (3)
JPMorgan Chase Thales, 5/19/23 @ 145.00 (EUR) 8 109 (2)
Total Options Written (Premiums $(11)) $ (9)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 62++
Totals $ —# $ — $ 62+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 11,036  ¤  ¤ $ 12,733
Total $ 12,733^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $62 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,733.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 24,804 $ 206,222 $ 152 $ 231,178
Convertible Preferred Stocks — — 1,052 1,052
Preferred Stocks — 2,438 — 2,438
Short-Term Investments 5,701 — — 5,701
Securities Lending Collateral 7,032 — — 7,032
Total $ 37,537 $ 208,660 $ 1,204 $ 247,401
Liabilities
Options Written $ — $ 9 $ — $ 9

T. ROWE PRICE International Stock Portfolio

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E301-054Q1 03/23